RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2019
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of September 30, 2019 and December 31, 2018 is as follows:

	September 30, 2019	December 31, 2018
	(in millions)
Retail	$9,002	$9,350
Wholesale	9,382	9,749
Other	71	68
Total	$18,455	$19,167

Summary of Aging of Financing Receivables
The aging of financing receivables as of September 30, 2019 and December 31, 2018 is as follows (in millions):

	September 30, 2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$24	$6	$—	$30	$6,210	$6,240	$9	$6,249
Europe	—	—	—	—	146	146	—	146
South America	13	2	8	23	1,739	1,762	38	1,800
Rest of World	3	2	1	6	801	807	—	807
Total Retail	$40	$10	$9	$59	$8,896	$8,955	$47	$9,002
Wholesale
North America	$4	$—	$—	$4	$3,669	$3,673	$3	$3,676
Europe	14	13	32	59	4,207	4,266	—	4,266
South America	—	—	1	1	722	723	53	776
Rest of World	8	6	5	19	645	664	—	664
Total Wholesale	$26	$19	$38	$83	$9,243	$9,326	$56	$9,382

	December 31, 2018
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$21	$5	$—	$26	$6,285	$6,311	$12	$6,323
Europe	1	—	10	11	164	175	40	215
South America	11	9	7	27	1,885	1,912	83	1,995
Rest of World	2	1	—	3	814	817	—	817
Total Retail	$35	$15	$17	$67	$9,148	$9,215	$135	$9,350
Wholesale
North America	$—	$—	$—	$—	$3,613	$3,613	$18	$3,631
Europe	20	9	—	29	4,727	4,756	—	4,756
South America	—	—	—	—	656	656	—	656
Rest of World	7	3	—	10	696	706	—	706
Total Wholesale	$27	$12	$—	$39	$9,692	$9,731	$18	$9,749

Summary of Allowance for Credit Loss Activity
Allowance for credit losses activity for the three and nine months ended September 30, 2019 and 2018 is as follows:

	Three Months Ended September 30, 2019
	Retail	Wholesale	Other	Total
Opening balance	$319	$158	$—	$477
Provision	11	2	—	13
Charge-offs, net of recoveries	(17)	(2)	—	(19)
Foreign currency translation and other	(18)	(3)	—	(21)
Ending balance	$295	$155	$—	$450

	Nine Months Ended September 30, 2019
	Retail	Wholesale	Other	Total
Opening Balance	$326	$164	$—	$490
Provision (benefit)	34	3	—	37
Charge-offs, net of recoveries	(44)	(8)	—	(52)
Foreign Currency Translation and Other	(21)	(4)	—	(25)
Ending Balance	295	155	—	450
Ending Balance: Individually Evaluated for Impairment	188	123	—	311
Ending Balance: Collectively Evaluated for Impairment	107	32	—	139
Receivables:
Ending Balance	9,002	9,382	71	18,455
Ending Balance: Individually Evaluated for Impairment	319	241	—	560
Ending Balance: Collectively Evaluated for Impairment	$8,683	$9,141	$71	$17,895

	Three Months Ended September 30, 2018
	Retail	Wholesale	Other	Total
Opening balance	$349	$193	$—	$542
Provision	13	(12)	—	1
Charge-offs, net of recoveries	(20)	(4)	—	(24)
Foreign currency translation and other	(6)	(5)	—	(11)
Ending balance	$336	$172	$—	$508

	Nine Months Ended September 30, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision (benefit)	38	(9)	—	29
Charge-offs, net of recoveries	(60)	(5)	—	(65)
Foreign Currency Translation and Other	(25)	(14)	—	(39)
Ending Balance	336	172	—	508
Ending Balance: Individually Evaluated for Impairment	217	143	—	360
Ending Balance: Collectively Evaluated for Impairment	119	29	—	148
Receivables:
Ending Balance	9,152	9,140	74	18,366
Ending Balance: Individually Evaluated for Impairment	329	330	—	659
Ending Balance: Collectively Evaluated for Impairment	$8,823	$8,810	$74	$17,707
Allowance for credit losses activity for the year ended December 31, 2018 is as follows:

	December 31, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision (benefit)	53	(5)	—	48
Charge-offs, net of recoveries	(85)	(15)	—	(100)
Foreign Currency Translation and Other	(25)	(16)	—	(41)
Ending Balance	326	164	—	490
Ending Balance: Individually Evaluated for Impairment	204	135	—	339
Ending Balance: Collectively Evaluated for Impairment	122	29	—	151
Receivables:
Ending Balance	9,350	9,749	68	19,167
Ending Balance: Individually Evaluated for Impairment	359	314	—	673
Ending Balance: Collectively Evaluated for Impairment	$8,991	$9,435	$68	$18,494

Summary of Financing Receivable Impairment
Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	September 30, 2019				December 31, 2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
North America	$37	$36	$19	$39	$31	$30	$16	$33
Europe	$204	$204	$146	$215	$234	$234	$167	$249
South America	$76	$76	$21	$83	$91	$91	$20	$88
Rest of World	$2	$2	$2	$3	$3	$3	$1	$4
Wholesale
North America	$5	$5	$2	$8	$25	$23	$5	$27
Europe	$217	$217	$93	$241	$256	$256	$107	$260
South America	$15	$8	$16	$16	$23	$14	$16	$26
Rest of World	$4	$3	$12	$7	$10	$10	$7	$9
Total
Retail	$319	$318	$188	$340	$359	$358	$204	$374
Wholesale	$241	$233	$123	$272	$314	$303	$135	$322

Summary of Carrying Amount of Restricted Assets
At September 30, 2019 and December 31, 2018, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2019	December 31, 2018
Retail note and finance lease receivables	$6,322	$6,371
Wholesale receivables	6,480	7,052
Total	$12,802	$13,423